Average Annual Total Returns		12 Months Ended	50 Months Ended	60 Months Ended	95 Months Ended	109 Months Ended	120 Months Ended	124 Months Ended	188 Months Ended	197 Months Ended	268 Months Ended	271 Months Ended				272 Months Ended	274 Months Ended		275 Months Ended	286 Months Ended	1092 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		17.77%		12.85%			11.16%														12.13%
Performance Inception Date	Jan. 01, 1934
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		20.55%		13.33%			11.35%												8.99%
Performance Inception Date	Feb. 15, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent		23.02%		13.34%			11.13%													8.48%
Performance Inception Date	Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		22.97%		13.29%			11.33%										9.03%
Performance Inception Date	Feb. 19, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		24.60%		13.87%			11.49%											8.77%
Performance Inception Date	Mar. 01, 2002
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		24.88%		14.12%			11.74%													8.71%
Performance Inception Date	Mar. 15, 2001
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		25.11%		14.34%			11.97%				10.25%
Performance Inception Date	Sep. 16, 2002
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		25.19%		14.42%			12.04%			11.06%
Performance Inception Date	Aug. 01, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.61%		12.84%			10.23%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.80%		11.32%			9.38%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		25.34%		14.54%	13.22%
Performance Inception Date	Jan. 27, 2017
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		25.22%	17.50%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		25.26%	17.55%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		23.98%		13.32%			10.94%							8.56%
Performance Inception Date	Jun. 06, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		23.99%		13.30%			10.94%						8.37%
Performance Inception Date	May 21, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		24.54%		13.81%			11.43%					8.98%
Performance Inception Date	Jun. 04, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		24.89%		14.14%			11.77%								9.20%
Performance Inception Date	May 28, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		25.29%		14.49%			12.10%									9.49%
Performance Inception Date	May 15, 2002
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		25.33%		14.54%			12.16%		13.85%
Performance Inception Date	May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		24.33%		13.63%			11.28%	11.00%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		25.16%		14.37%		13.06%
Performance Inception Date	Nov. 20, 2015
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%			13.10%			12.02%